Financial instruments - Financial liabilities at amortized cost (Details) - Financial liabilities at amortised cost - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit and loss
Carrying Value	£ 35,434	£ 17,786
Fair Value	35,434	17,786
Trade and other payables
Financial liabilities at fair value through profit and loss
Carrying Value	32,229	15,585
Fair Value	32,229	15,585
Lease liabilities
Financial liabilities at fair value through profit and loss
Carrying Value	3,205	2,201
Fair Value	£ 3,205	£ 2,201